12. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Deferred tax assets
	2014	2013
Deferred tax assets (liabilities)
Net operating loss carry-forwards	$956,000	$1,124,700
Capital losses	5,000	5,000
Office equipment	12,500	12,500
Oil and gas properties	2,133,900	2,001,600
Asset retirement obligation	63,000	52,300
	3,170,400	3,196,100
Valuation allowance	(3,170,400)	(3,196,100)
Net deferred tax asset	$–	$–

Effective income tax rate schedule
	2014	2013	2012
Statutory federal income tax rate	(25%)	(23%)	(25%)
Change in valuation allowance	1%	(9%)	(5%)
Non-deductible stock-based compensation	(149%)	3%	1%
Non-deductible change in fair value of derivative liability	165%	32%	30%
Non-deductible accretion expense	4%	–%	–%
Effect of foreign exchange	2%	(1%)	1%
Effect of change in income tax rate	2%	(2%)	(2%)
	–%	–%	–%